Reinsurance: Effects of Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Face amount of policies in force		$ 86,587	$ 95,577	$ 110,827
Premiums Written and Earned
Direct Premiums Written		3,145	2,168	2,384
Direct Premiums Unearned		5	1	0
Direct Premiums Earned		3,150	2,169	2,384
Ceded Premiums Written		(3,145)	(2,172)	(3,559)
Ceded Premiums Unearned		(5)	(18)	0
Ceded Premiums Earned	$ 1,297	(3,150)	(2,190)	(3,559)
Premiums written, net		5	(4)	(1,175)
Change in unearned premiums, net		(5)	(17)	0
Premiums, Net		0	(21)	(1,175)
Contract revenue direct		3,498	1,303	742
Contract revenue ceded to affiliate		(3,498)	(1,303)	(724)
Contract charges		0	0	18
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct		2,779	1,761	1,784
Policyholder Benefits and Claims Incurred, Ceded	$ 1,244	(2,777)	(1,762)	(2,988)
Policyholder Benefits and Claims Incurred, Net		2	(1)	(1,204)
Interest credited to policyholder account balances ceded to affiliate		30,469	20,519	9,833
Interest credited to policyholder account balances, ceded to affiliate		(30,469)	(20,519)	(9,829)
Interest credited to policyholder account balances		$ 0	$ 0	$ 4